Earnings Per Share (Anti-dilutive Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Joint venture shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	0	298	298
3.00% convertible senior unsecured notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	14,764	16,992	16,992
Stated interest rate (as a percent)	3.00%
Series J convertible perpetual preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	15,635	15,635	15,635
1.50% convertible senior unsecured notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	9,868	11,567	11,567
Stated interest rate (as a percent)	1.50%
Unvested Time Based Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	16
Market-based Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	125